IMPORTANT NOTICE REGARDING YOUR INVESTMENT

December 1, 2009

Dear Valued Shareholder:

Recently we mailed to you proxy material regarding the Special Meeting of Shareholders for the Perimeter Small Cap Growth Fund scheduled to take place on Friday, December 11, 2009. Our records indicate that we have not received your important vote for the matter set forth on the accompanying proxy card. We urge you to act promptly in order to allow us to obtain a sufficient number of votes to hold the Meeting as scheduled and avoid the additional time and cost required to adjourn the shareholder meeting.

As one of our larger shareholders, it is very important that your vote be received before the Meeting on December 11th. We ask that you please take a moment now and cast your vote so that your shares may be represented.

If you need another copy of the proxy statement or have any proxy-related questions, please call 1-866-796-6860 for assistance. I thank you in advance for your help with this urgent matter.

Sincerely,

/s/ G. Bradley Ball
G. Bradley Ball
Chief Executive Officer
Perimeter Capital Management

Please take a moment now to cast your vote using one of the options listed below.

1.	Vote by Touch-tone Phone. You may cast your vote by telephone by calling the toll-free number found on the enclosed proxy ballot(s).

2.	Vote via the Internet. You may cast your vote using the Internet by logging onto the Internet address located on the enclosed proxy ballot(s) and following the instructions on the website.

3.	Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided.

Perimeter Small Cap Growth Fund • One Freedom Valley Drive • Oaks, PA 19456

OBO

IMPORTANT NOTICE REGARDING YOUR INVESTMENT

December 1, 2009

Dear Valued Shareholder:

Recently we mailed to you proxy material regarding the Special Meeting of Shareholders for the Perimeter Small Cap Growth Fund scheduled to take place on Friday, December 11, 2009. Our records indicate that we have not received your important vote for the matter set forth on the accompanying proxy card. We urge you to act promptly in order to allow us to obtain a sufficient number of votes to hold the Meeting as scheduled and avoid the additional time and cost required to adjourn the shareholder meeting.

As one of our larger shareholders, it is very important that your vote be received before the Meeting on December 11th. We ask that you please take a moment now and cast your vote so that your shares may be represented.

If you need another copy of the proxy statement, have any proxy-related questions, or to vote your proxy by phone, please call 1-866-796-6860 for assistance. I thank you in advance for your help with this urgent matter.

Sincerely,

/s/ G. Bradley Ball
G. Bradley Ball
Chief Executive Officer
Perimeter Capital Management

Please take a moment now to cast your vote using one of the options listed below.

1.

1. Vote by Phone. You may cast your vote by calling our toll-free proxy hotline at 1-866-796-6860. Representatives are available to record your vote Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

2.	Vote by Touch-tone Phone. You may cast your vote by telephone by calling the toll-free number found on the enclosed proxy ballot(s).

3.	Vote via the Internet. You may cast your vote using the Internet by logging onto the Internet address located on the enclosed proxy ballot(s) and following the instructions on the website.

4.	Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided.

Perimeter Small Cap Growth Fund • One Freedom Valley Drive • Oaks, PA 19456

NOBO

IMPORTANT NOTICE REGARDING YOUR INVESTMENT

December 1, 2009

Dear Valued Shareholder:

Recently we mailed to you proxy material regarding the Special Meeting of Shareholders for the Perimeter Small Cap Growth Fund scheduled to take place on Friday, December 11, 2009. Our records indicate that we have not received your important vote for the matter set forth on the accompanying proxy card. We urge you to act promptly in order to allow us to obtain a sufficient number of votes to hold the Meeting as scheduled and avoid the additional time and cost required to adjourn the shareholder meeting.

As one of our larger shareholders, it is very important that your vote be received before the Meeting on December 11th. We ask that you please take a moment now and cast your vote so that your shares may be represented.

If you need another copy of the proxy statement, have any proxy-related questions, or to vote your proxy by phone, please call 1-866-796-6860 for assistance. I thank you in advance for your help with this urgent matter.

Sincerely,

/s/ G. Bradley Ball
G. Bradley Ball
Chief Executive Officer
Perimeter Capital Management

Please take a moment now to cast your vote using one of the options listed below.

1.

Vote by Phone. You may cast your vote by calling our toll-free proxy hotline at 1-866-796-6860. Representatives are available to record your vote Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

2.	Vote via the Internet. You may cast your vote using the Internet by logging onto the Internet address located on the enclosed proxy ballot(s) and following the instructions on the website.

3.	Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided.

Perimeter Small Cap Growth Fund • One Freedom Valley Drive • Oaks, PA 19456

REG